Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity
Schedule of Share Capital

Issued share capital	2025	2024
Common stock (amounts in US$ ‘000)	52	51
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	51,707,198	51,247,287
Total common shares in issue	51,707,198	51,247,287

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Schedule of Outstanding Common Shares

As of December 31, 2025, the outstanding common shares confer the following rights on the holder:

●	the right to one vote per share
●	ranking pari passu, the right to any dividend declared and payable on common shares

		Shares	Shares
		movement	closing	US$(`000)
GeoPark common shares history	Month	(millions)	(millions)	Closing
Shares outstanding at the end of 2023			55.3	55
Stock awards	Jan to Mar 2024	0.2	55.5	55
Repurchase of shares	Apr 2024	(4.5)	51.0	51
Stock awards	Apr to Dec 2024	0.2	51.2	51
Shares outstanding at the end of 2024			51.2	51
Stock awards	Jan to Dec 2025	0.5	51.7	52
Shares outstanding at the end of 2025			51.7	52

Schedule of Cash distributions

The following table summarizes the cash distributions for each of the years presented:

			Total amount
Date of declaration	Date of distribution	US$ per share	in US$ ‘000
March 8, 2023	March 31, 2023	0.1300	7,505
May 3, 2023	May 31, 2023	0.1300	7,378
August 9, 2023	September 7, 2023	0.1320	7,383
November 8, 2023	December 11, 2023	0.1340	7,449
Cash distributions for the year ended December 31, 2023			29,715
March 6, 2024	March 28, 2024	0.1360	7,520
May 15, 2024	June 14, 2024	0.1470	7,496
August 14, 2024	September 12, 2024	0.1470	7,506
November 6, 2024	December 6, 2024	0.1470	7,513
Cash distributions for the year ended December 31, 2024			30,035
March 5, 2025	March 31, 2025	0.1470	7,525
May 7, 2025	June 5, 2025	0.1470	7,559
August 5, 2025	September 4, 2025	0.1470	7,572
November 5, 2025	December 4, 2025	0.0300	1,547
Cash distributions for the year ended December 31, 2025			24,203